Description of Organization and Business Operations (Narrative) (Details) - Decarbonization Plus Acquisition Corporation IV [Member]		10 Months Ended	12 Months Ended
	Aug. 13, 2021 USD ($) $ / shares $ / USD_per_Unit shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 25, 2022
Disclosure of information about consolidated structured entities [line items]
Par value per share | $ / shares		$ 0.0001	$ 0.0001
Transaction costs		$ 18,055,070
Working capital (deficit)			$ (20,289,118)
Units issued, price per unit | $ / USD_per_Unit	10.1
Proceeds from units issued	$ 319,412,500
Proceeds from sale of private placement warrants		$ 12,737,500	0
Initial Public Offering [Member]
Disclosure of information about consolidated structured entities [line items]
Transaction costs	18,055,070
Deferred underwriting fees	11,068,750
Upfront underwriting fees	6,325,000
Other offering costs	$ 661,320
Units issued, price per unit | $ / USD_per_Unit	10
Proceeds from units issued	$ 316,250,000
Number of units issued | shares	31,625,000
Number of over-allotment units issued | shares	4,125,000
Private Placement Warrants [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value of private warrants	$ 6,100,000
Number of warrants issued | shares	12,737,500
Warrants issued, price per warrant | $ / shares	$ 1
Proceeds from sale of private placement warrants	$ 12,737,500
Public Shares [Member]
Disclosure of information about consolidated structured entities [line items]
Minimum value of net tangible assets			$ 5,000,001
Riverstone Holdings LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Percentage of voting equity interests acquired				83.00%
SPAC Amalgamation [Member]
Disclosure of information about consolidated structured entities [line items]
Redemption of shares in business combination | shares			31,498,579
Aggregate payments to redemption in business combination			$ 324,500,000
Redemption price in business combination | $ / shares			$ 10.3